Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Supplement dated May 1, 2017
to the
Barrett Growth Fund (the “Fund”)
Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)
dated September 28, 2016

This supplement makes the following amendments to disclosures in the Fund’s Summary Prospectus, Prospectus and SAI dated September 28, 2016:

Effective May 1, 2017, Mr. Owen W. Gilmore, CFA®, has been added as a portfolio manager of the Fund.

The following disclosures are hereby revised to reflect the addition of Mr. Gilmore as a portfolio manager:

Summary Prospectus

The disclosure under the Summary Prospectus Section entitled “Management – Portfolio Managers” on page 5 is amended to read as follows:

Portfolio Managers
Robert J. Milnamow, President and Chief Investment Officer, joined the Adviser in 2003, E. Wells Beck, CFA®, Managing Director and Director of Research, joined the Adviser in 2006 and Owen W. Gilmore, CFA® and Research Associate, joined the Adviser in 2016.  Mr. Milnamow has served as a portfolio manager of the Fund since 2004, Mr. Beck has served as a portfolio manager of the Fund since 2006 and Mr. Gilmore has served as a portfolio manager of the Fund since May 1, 2017.

Prospectus

The disclosure under the section entitled “Management of the Fund – Portfolio Managers” on page 10 is amended to include the following:

Portfolio Managers
The Adviser uses a team approach for security selection and decision-making.  Robert J. Milnamow, E. Wells Beck and Owen W. Gilmore are the portfolio managers (the “Portfolio Managers”) of the Fund and are jointly responsible for the day-to-day investment decisions for the Fund.  The Portfolio Managers regularly review fund positions to assess changes in the investment outlook for each company in the portfolio based upon changes in each company’s business outlook as well as macroeconomic variables.  The Portfolio Managers evaluate each new investment opportunity for the portfolio to assess whether it meets the investment objective of the Fund.  Decisions are made jointly by the Portfolio Managers.  The names and backgrounds of the portfolio management team members are as follows:

Owen W. Gilmore, CFA®
Mr. Gilmore joined Barrett Asset Management, LLC in 2016 and is responsible for assisting the investment team with security selection and portfolio construction.  Mr. Gilmore received a BA in Economics and Mathematical Science from Colby College in 2008 and an MBA in Accounting, Financial Instruments and Markets, and Leadership & Change Management from the New York University Stern School of Business in 2016.  While in business school, Owen interned as an Equity Research Summer Associate in the Healthcare Group at Manning & Napier.  Prior to attending business school, Mr. Gilmore was an Investment Analyst at Boston University’s Investment Office.  Mr. Gilmore is a CFA® Charterholder.

The disclosure under the section entitled “Management of the Fund – Portfolio Managers” on page 10 is amended to include the following:

CFA® is a registered trademark owned by the CFA Institute.

SAI

The section entitled “Management of the Fund – Portfolio Managers – Other Accounts Managed”, beginning on page 26 is amended to read as follows:

Portfolio Managers
As stated in the Prospectus, Mr. E. Wells Beck, CFA®, Mr. Robert J. Milnamow and Mr. Owen W. Gilmore, CFA®, (each a “Portfolio Manager”) are jointly responsible for the day-to-day management of the Fund’s investment portfolio.

Other Accounts Managed
The following provides information regarding other accounts managed by the Portfolio Managers as of May 31, 2016:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance

E. Wells Beck
Other Registered Investment Companies	1	$58,147,739	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	106	$231,806,567	0	$0

Robert J. Milnamow
Other Registered Investment Companies	1	$58,147,739	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	72	$147,828,217	0	$0

Owen W. Gilmore(1)
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

(1)	Assets and amounts for Mr. Gilmore are as of May 1, 2017.

The section entitled “Management of the Funds – Portfolio Managers – Portfolio Manager Compensation” on page 27 is amended as follows:

As of May 31, 2016, the following Portfolio Managers beneficially owned securities in the Fund:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Mr. E. Wells Beck	$100,001 - $500,000
Mr. Robert J. Milnamow	$500,000 - $1,000,000
Mr. Owen W. Gilmore(1)	$1 - $10,000

(1)	Assets and amounts for Mr. Gilmore are as of May 1, 2017.

Please retain this supplement with your Summary Prospectus, Prospectus and Statement of Additional Information dated September 28, 2016.